UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03850

Exact name of registrant as specified in charter:	Delaware Group® Tax-Free Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free USA Fund	November 30, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.32%
Corporate Revenue Bonds – 12.47%
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	3,225,000	$2,646,467
Gaston County, North Carolina Industrial Facilities &
Pollution Control Financing Authority
Exempt Facilities (National Gypsum Co. Project)
5.75% 8/1/35 (AMT)	1,810,000	1,814,054
Gloucester County, New Jersey Pollution Control
Financing Authority
(Keystone Urban Renewal) Series A
5.00% 12/1/24 (AMT)	735,000	824,045
Golden State, California Tobacco Securitization Corporate
Settlement Revenue Asset-Backed Senior Notes
Series A-1 5.75% 6/1/47	9,285,000	7,834,962
Harris County, Texas Industrial Development Corporation
Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,955,000	3,285,280
Houston, Texas Airport System Revenue
(United Airlines) 5.00% 7/1/29 (AMT)	1,600,000	1,705,344
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28	6,000,000	7,028,040
6.25% 6/1/24	6,810,000	7,376,864
Indianapolis, Indiana Airport Authority Revenue Special
Facilities
(Federal Express Corp. Project) 5.10% 1/15/17 (AMT)	2,750,000	2,988,810
Maryland Economic Development Corporation Revenue
(CNX Marine Terminals) 5.75% 9/1/25	3,375,000	3,737,104
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,915,000	2,436,225
New Jersey Economic Development Authority Special
Facilities Revenue
(Continental Airlines Project)
4.875% 9/15/19 (AMT)	1,515,000	1,593,401
Series B 5.625% 11/15/30 (AMT)	1,365,000	1,484,943
New York City, New York Industrial Development Agency
Special Facilities Revenue
(American Airlines - JFK International Airport)
7.75% 8/1/31 (AMT)●	2,000,000	2,189,120
New York State Liberty Development Corporation Revenue
(Second Priority - Bank of America Tower) Class 3
6.375% 7/15/49	1,000,000	1,132,890
Ohio State Air Quality Development Authority Revenue
(First Energy Generation) Series A 5.70% 8/1/20	4,750,000	5,478,698

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Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Parish of St. John the Baptist, Louisiana
(Marathon Oil) Series A 5.125% 6/1/37	1,875,000	$1,981,013
Port of Seattle, Washington Industrial Development
Corporation Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,047,680
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	3,000,000	3,428,850
Tobacco Settlement Financing Corporation, New Jersey
Revenue
Series 1A 5.00% 6/1/41	4,765,000	3,647,083
Town of Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,940,000	2,167,387
Valparaiso, Indiana
(Pratt Paper, LLC Project) 7.00% 1/1/44 (AMT)	1,780,000	2,038,830
		68,867,090
Education Revenue Bonds – 11.82%
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	5,295,000	5,704,092
California Statewide Communities Development Authority
School Facility Revenue
(Aspire Public Schools) 6.125% 7/1/46	5,145,000	5,295,851
Connecticut State Health & Educational Facilities Authority
Revenue
(Yale University) Series A-1 5.00% 7/1/25	3,000,000	3,423,330
Gainesville, Georgia Redevelopment Authority Educational
Facilities Revenue
(Riverside Military Academy Project) 5.125% 3/1/37	2,850,000	2,699,520
Henderson, Nevada Public Improvement Trust
(Touro College & University System) 5.50% 1/1/39	805,000	883,640
Louisiana Public Facilities Authority Revenue
(Southwest Louisiana Charter Academy Foundation
Project) Series A 8.375% 12/15/43	1,875,000	2,040,694
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	4,200,000	4,328,520
Massachusetts Development Finance Agency
(Harvard University) Series B-2 5.25% 2/1/34	5,000,000	5,846,300
Massachusetts State Health & Educational Facilities
Authority Revenue
(Harvard University)
Series A 5.00% 12/15/29	5,000,000	5,805,600
Series A 5.50% 11/15/36	4,515,000	5,252,932

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Missouri State Health & Educational Facilities Authority
Revenue
(Washington University) Series A 5.375% 3/15/39	5,000,000	$5,566,350
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair) 5.875% 6/1/42	4,225,000	4,672,470
New York State Dormitory Authority
(Touro College & University System) Series A
5.50% 1/1/39	2,290,000	2,573,937
Pennsylvania State Higher Educational Facilities Authority
Student Housing Revenue
(University Properties Inc. - East Stroudsburg University
of Pennsylvania) 5.00% 7/1/31	6,000,000	6,363,540
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University) Series A 5.00% 10/1/32	1,360,000	1,465,509
Provo, Utah Charter School Revenue
(Freedom Academy Foundation Project) 5.50% 6/15/37	1,565,000	1,550,978
San Juan, Texas Higher Education Finance Authority
Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40	1,500,000	1,780,080
		65,253,343
Electric Revenue Bonds – 4.12%
California State Department of Water Resources
Series L 5.00% 5/1/17	910,000	1,010,182
Series L 5.00% 5/1/20	5,000,000	6,003,300
City Public Service Board of San Antonio, Texas
5.00% 2/1/22	5,040,000	6,094,670
5.25% 2/1/24	7,000,000	8,789,550
Southern Minnesota Municipal Power Agency
Series A 5.25% 1/1/17 (AMBAC)	750,000	823,950
		22,721,652
Healthcare Revenue Bonds – 12.33%
Alachua County, Florida Health Facilities Authority
(Oak Hammock University) Series A 8.00% 10/1/42	1,000,000	1,249,940
Brevard County, Florida Health Facilities Authority Health
Care Revenue
(Health First Inc. Project) 7.00% 4/1/39	4,065,000	4,722,067
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	2,500,000	2,971,075
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,040,000	2,434,250
(Evangelical Lutheran) Series A 5.25% 6/1/34	4,275,000	4,290,561
(Mental Health Center Denver Project) Series A
5.75% 2/1/44	1,875,000	2,098,819

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Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Fairfax County, Virginia Industrial Development Authority
Revenue
(Inova Health Services) Series A 5.50% 5/15/35	2,500,000	$2,832,425
Illinois Finance Authority Revenue
(Silver Cross & Medical Centers) 7.00% 8/15/44	3,000,000	3,521,490
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project)
7.75% 10/1/41	3,000,000	3,328,830
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37	2,190,000	2,575,396
Maricopa County, Arizona Industrial Development
Authority Health Facilities Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39	3,690,000	4,191,102
Montgomery County, Pennsylvania Industrial Development
Authority Revenue
(Whitemarsh Continuing Care) 6.00% 2/1/21	3,075,000	3,094,649
New York State Dormitory Authority Revenue Non State
Supported Debt
(North Shore Long Island Jewish Health System)
Series A 5.50% 5/1/37	3,000,000	3,328,890
(Orange Regional Medical Center)
6.25% 12/1/37	2,250,000	2,394,203
6.50% 12/1/21	2,745,000	3,084,886
North Carolina Medical Care Commission Health Care
Facilities Revenue
(First Mortgage - Galloway Ridge Project)
Series A 5.875% 1/1/31	1,555,000	1,666,773
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	3,260,000	3,393,660
Ohio State Higher Educational Facility Community
Revenue
(Cleveland Clinic Health System Obligation Group)
Series A 5.25% 1/1/33	2,000,000	2,203,700
Orange County, New York Funding Corporation Assisted
Living Residence Revenue
6.50% 1/1/46	3,000,000	2,950,620
Oregon Health & Science University Revenue
(Capital Appreciation Insured) Series A
5.75% 7/1/21 (NATL-RE)^	2,000,000	1,698,480
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
7.25% 6/1/34	120,000	136,376
Series A 7.50% 6/1/49	610,000	694,766

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,350,000	$2,637,476
Southwestern Illinois Development Authority Revenue
(Memorial Group Inc.) 7.125% 11/1/43	2,000,000	2,282,760
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	1,000,000	1,072,380
West Virginia Hospital Finance Authority Revenue
(Highland Hospital Obligation Group) 9.125% 10/1/41	2,900,000	3,195,771
		68,051,345
Housing Revenue Bonds – 1.26%
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Projects) Series A 6.40% 8/15/45	4,655,000	5,231,661
Williston, North Dakota
(Eagle Crest Apartments, LLC Project) 7.75% 9/1/38	1,620,000	1,704,791
		6,936,452
Lease Revenue Bonds – 2.80%
New Jersey Economic Development Authority
(School Facilities Construction)
Series EE 5.00% 9/1/18	2,890,000	3,247,435
Series GG 5.75% 9/1/23	1,000,000	1,168,950
New York City, New York Industrial Development Agency
Trips
Series A 5.00% 7/1/28 (AMT)	1,685,000	1,848,057
New York Liberty Development
(Class 2-3 World Trade Center Project) 144A
5.375% 11/15/40 #	4,155,000	4,359,177
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II Portfolio) 5.75% 10/1/31 (AMT)	2,245,000	2,255,349
St. Louis, Missouri Industrial Development Authority
Leasehold Revenue
(Convention Center Hotel) 5.80% 7/15/20 (AMBAC)^	3,035,000	2,575,076
		15,454,044
Local General Obligation Bonds – 6.74%
County of Arlington, Virginia
Series D 5.00% 8/1/17	2,000,000	2,236,360
County of Prince George’s, Maryland
(Consolidated Public Improvement) Series C
5.00% 8/1/17	1,700,000	1,900,906
Fairfax County, Virginia
(Public Improvement) Series A 5.00% 10/1/19	9,000,000	10,671,300

NQ-011 [11/14] 1/15 (13762)     5

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Georgetown, Texas Independent School District
(School Building)
5.00% 8/15/24 (PSF)	1,430,000	$1,664,963
5.00% 8/15/26 (PSF)	1,000,000	1,160,790
New York City, New York
Series A 5.00% 8/1/19	2,690,000	3,135,061
Series I-1 5.375% 4/1/36	5,000,000	5,733,100
Series J 5.00% 8/1/17	3,000,000	3,337,560
Subseries D-1 5.00% 10/1/36	6,500,000	7,349,095
		37,189,135
Pre-Refunded / Escrowed to Maturity Bonds – 6.41%
California State Economic Recovery
Series A 5.25% 7/1/21-19§	1,990,000	2,375,045
Cape Girardeau County, Missouri Industrial Development
Authority Health Care Facilities Revenue
(Southeast Missouri Hospital) 5.25% 6/1/16 (NATL-RE)	165,000	172,847
Greene County, Missouri Single Family Mortgage Revenue
Municipal Multiplier
(Private Mortgage Insurance) 11.75% 3/1/16 ^	1,225,000	1,219,953
Maryland State & Local Facilities Loan Capital
Improvement
Second Series 5.00% 8/1/17-16§	935,000	1,007,949
Missouri State Highways & Transportation Commission
State Road Revenue
Series B 5.00% 5/1/24-16§	9,000,000	9,597,690
New Jersey Educational Facilities Authority Revenue
(University of Medicine & Dentistry) Series B
7.50% 12/1/32-19§	1,435,000	1,833,973
Oklahoma State Turnpike Authority Revenue
(First Senior) 6.00% 1/1/22	13,535,000	17,360,668
Virgin Islands Public Finance Authority Revenue
Series A 7.30% 10/1/18	1,155,000	1,326,552
Wisconsin Housing & Economic Developing Authority
Revenue
6.10% 6/1/21-17 (FHA)§	450,000	500,913
		35,395,590
Special Tax Revenue Bonds – 14.99%
Brooklyn Arena Local Development Corporation, New York
Pilot Revenue
(Barclays Center Project) 6.50% 7/15/30	8,230,000	9,805,633
California State Economic Recovery
(Unrefunded) Series A 5.25% 7/1/21	1,140,000	1,341,187

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Denver, Colorado Convention Center Hotel Authority
Revenue Senior
5.00% 12/1/35 (SGI)	1,305,000	$1,335,589
Henderson, Nevada Local Improvement Districts No. T-18
5.30% 9/1/35	1,660,000	1,381,635
Hollywood, Florida Community Redevelopment Agency
Revenue
(Beach CRA) 5.625% 3/1/24	1,200,000	1,202,592
Missouri State Environmental Improvement & Energy
Water Pollution Control Revenue
(State Revolving Fund Project) Series A
6.05% 7/1/16 (AGM)	50,000	50,244
Mosaic, Virginia District Community Development
Authority Revenue
Series A 6.875% 3/1/36	3,980,000	4,604,382
New Jersey Economic Development Authority Revenue
5.00% 6/15/25	3,000,000	3,349,710
5.00% 6/15/28	2,695,000	2,963,853
New Jersey Transportation Trust Fund Authority
Series B 5.00% 6/15/21	3,235,000	3,710,060
Series B 5.50% 12/15/16 (NATL-RE)	2,500,000	2,733,925
Series B 5.50% 6/15/31	10,000,000	11,543,400
New Mexico Finance Authority
(Senior Lien) 4.00% 6/15/16	440,000	464,926
New York City, New York Industrial Development Agency
(Yankee Stadium) 7.00% 3/1/49 (ASSURED GTY)	1,000,000	1,213,370
New York City, New York Transitional Finance Authority
Future Tax Secured Fiscal 2011
Series A-1 5.00% 11/1/42	10,000,000	11,342,000
Series C 5.25% 11/1/25	6,000,000	7,097,100
Series D 5.00% 2/1/26	3,000,000	3,486,630
New York State Dormitory Authority
(Unrefunded - General Purpose) Series E
5.00% 2/15/17	1,000,000	1,098,660
New York State Dormitory Authority State Personal Income
Tax Revenue
Series B 5.25% 3/15/38	6,000,000	6,809,820
State of Nevada
5.00% 6/1/17	1,700,000	1,889,992
Tampa, Florida Sports Authority Revenue Sales Tax
(Tampa Bay Arena Project) 5.75% 10/1/20 (NATL-RE)	1,000,000	1,098,930

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Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Texas Public Finance Authority
(Assessment - Unemployment Compensation)
5.00% 1/1/17	2,180,000	$2,387,471
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Capital Appreciation - Sales Tax Subordinate Lien)
6.07% 6/1/21 ^	2,645,000	1,864,090
		82,775,199
State General Obligation Bonds – 6.63%
California State
5.00% 2/1/17	630,000	691,312
5.25% 11/1/40	3,795,000	4,358,444
Various Purposes
5.00% 9/1/22	2,180,000	2,654,433
5.00% 11/1/43	3,000,000	3,392,670
5.00% 10/1/44	2,420,000	2,762,115
6.00% 4/1/38	4,060,000	4,867,656
6.50% 4/1/33	2,570,000	3,140,232
North Carolina State Public Improvement
Series A 5.00% 5/1/20	10,585,000	12,647,593
State of Connecticut
Series E 5.00% 12/15/17	900,000	982,809
State of Washington
(Various Purposes) Series R - 2010A 5.00% 1/1/17	990,000	1,083,773
		36,581,037
Transportation Revenue Bonds – 12.45%
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41	5,160,000	5,994,011
Maryland Economic Development Corporation Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35	5,075,000	5,478,919
New Jersey Transportation Trust Fund Authority
(Transportation Program) Series AA 5.00% 6/15/24	5,000,000	5,618,750
North Texas Tollway Authority Revenue
(Toll First Tier) Series A 6.00% 1/1/24	3,345,000	3,835,778
(Toll Second Tier) Series F 5.75% 1/1/38	6,130,000	6,781,680
Phoenix, Arizona Civic Improvement Corporation Airport
Revenue Junior Lien
Series A 5.00% 7/1/26	1,800,000	2,061,252
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal)
6.00% 12/1/42	4,735,000	5,493,736
6.50% 12/1/28	5,500,000	5,792,820

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International)
Series A-1 6.625% 7/1/34	5,995,000	$7,051,379
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	5,715,000	6,894,462
7.50% 6/30/33	1,560,000	1,940,032
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	2,490,000	3,020,295
6.875% 12/31/39	5,500,000	6,512,110
7.00% 12/31/38 (AMT)	1,830,000	2,272,695
		68,747,919
Water & Sewer Revenue Bonds – 6.30%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.25% 11/1/39	5,500,000	6,492,860
County of Jefferson, Alabama Sewer Revenue
(Sub Lien Warrants) Series D 6.50% 10/1/53	4,500,000	5,105,115
Metropolitan Water Reclamation District of Greater
Chicago
(Capital Improvement) Series C 5.00% 12/1/16	440,000	479,530
New York City, New York Municipal Water Finance
Authority Water & Sewer System Revenue
(2nd Generation Fiscal 2013) Series CC 5.00% 6/15/47	1,975,000	2,200,683
(2nd Generation Resolution Fiscal 2014) Series BB
5.00% 6/15/46	5,000,000	5,575,250
(2nd Generation) Series BB 5.00% 6/15/47	4,000,000	4,442,760
(Fiscal 2009) Series A 5.75% 6/15/40	4,000,000	4,589,680
San Francisco, California City & County Public Utilities
Commission Water Revenue
Series F 5.00% 11/1/27	5,000,000	5,918,350
		34,804,228
Total Municipal Bonds (cost $490,302,543)		542,777,034

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Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments – 0.36%
Variable Rate Demand Notes – 0.36%¤
Louisiana Public Facilities Authority (Air Products &
Chemicals Project)
0.02% 12/1/40	1,000,000	$1,000,000
Minneapolis-St. Paul, Minnesota Housing &
Redevelopment Authority (Allina Health System) Series
B-2
0.02% 11/15/35 (LOC-JPMorgan Chase Bank N.A.)	1,000,000	1,000,000

Total Short-Term Investments (cost $2,000,000)		2,000,000

Total Value of Securities – 98.68%
(cost $492,302,543)		544,777,034

Receivables and Other Assets Net of Liabilities – 1.32%		7,280,217
Net Assets – 100.00%		$552,057,251

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2014, the aggregate value of Rule 144A securities was $4,359,177, which represents 0.79% of the Fund’s net assets.

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Nov. 30, 2014.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of Nov. 30, 2014. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

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(Unaudited)

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
FHA – Federal Housing Administration
LOC – Letter of Credit
N.A. – North America
NATL-RE – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund
SGI – Insured by Syncora Guarantee Inc.

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Notes
Delaware Tax-Free USA Fund	November 30, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Tax Free Fund – Delaware Tax-Free USA Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

12     NQ-011 [11/14] 1/15 (13762)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2014:

Level 2
Municipal Bonds	$542,777,034
Short-Term Investments	2,000,000

Total	$544,777,034

During the period ended Nov. 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Nov. 30, 2014, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-011 [11/14] 1/15 (13762)     13

Schedule of investments
Delaware Tax-Free USA Intermediate Fund	November 30, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.33%
Corporate Revenue Bonds – 10.07%
Allegheny County, Pennsylvania Industrial Development
Authority Revenue
(Environmental Improvement - U.S. Steel Corp. Project)
6.50% 5/1/17	2,305,000	$2,485,528
Chesterfield County, Virginia Economic Development
Authority Pollution Control Revenue
(Virginia Electric & Power) Series A 5.00% 5/1/23	1,460,000	1,625,053
City of Houston, Texas Airport System Revenue
(United Airlines Inc. Terminal E Project)
4.75% 7/1/24 (AMT)	1,500,000	1,622,370
Gloucester County, New Jersey Pollution Control
Financing Authority
(Keystone Urban Renewal-Logan Generating) Series A
5.00% 12/1/24 (AMT)	1,015,000	1,137,967
Golden State, California Tobacco Securitization Corporate
Settlement Revenue Asset-Backed Senior Notes
Series A-1 4.50% 6/1/27	7,430,000	7,018,824
Harris County, Texas Industrial Development Corporation
Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,750,000	3,057,367
Illinois Railsplitter Tobacco Settlement Authority
5.25% 6/1/20	7,160,000	8,403,692
6.25% 6/1/24	7,500,000	8,124,300
Indianapolis, Indiana Airport Authority Revenue Special
Facilities
(Federal Express Corp. Project) 5.10% 1/15/17 (AMT)	750,000	815,130
Maricopa County, Arizona Corporation Pollution Control
Revenue
(Public Service - Palo Verde Project) Series B
5.20% 6/1/43 ●	6,000,000	6,740,100
Maryland Economic Development Corporation Pollution
Control Revenue
(CNX Marine Terminals) 5.75% 9/1/25	3,825,000	4,235,384
(Potomac Electric Project) 6.20% 9/1/22	1,780,000	2,117,880
New Jersey Economic Development Authority Special
Facilities Revenue
(Continental Airlines, Inc. Project)
4.875% 9/15/19 (AMT)	3,025,000	3,181,544
Series B 5.625% 11/15/30 (AMT)	1,890,000	2,056,074
Nez Perce County, Idaho Pollution Control Revenue
(Potlatch Project) 6.00% 10/1/24	850,000	850,799

NQ-037 [11/14] 1/15 (13763)     1

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Ohio State Air Quality Development Authority Revenue
Environmental Improvement
(First Energy Generation) Series A 5.70% 8/1/20	4,320,000	$4,982,731
(Pollution Control-First Energy) Series C 5.625% 6/1/18	2,370,000	2,637,099
Salt Verde, Arizona Financial Corporation Senior Gas
Revenue
5.25% 12/1/24	3,050,000	3,607,662
Texas Municipal Gas Acquisition & Supply Corp I
(Senior Lien) Series D 6.25% 12/15/26	4,605,000	5,667,281
Tobacco Settlement Financing Corporation, New Jersey
Revenue
Series 1A 4.50% 6/1/23	1,500,000	1,500,030
Wisconsin Public Finance Authority Exempt Facilities
Revenue
(National Gypsum) 5.25% 4/1/30 (AMT)	2,905,000	2,944,828
		74,811,643
Education Revenue Bonds – 6.81%
California Municipal Finance Authority
(Touro College & University System) Series A
5.25% 1/1/34	370,000	415,343
California Municipal Finance Authority Educational
Revenue
(American Heritage Education Foundation Project)
Series A 5.25% 6/1/26	1,000,000	1,002,150
California Statewide Communities Development Authority
Revenue
(California Baptist University) Series A 6.125% 11/1/33	2,215,000	2,497,922
California Statewide Communities Development Authority
Student Housing Revenue
(Irvine, LLC - UCI East Campus) 6.00% 5/15/23	3,150,000	3,541,577
Clifton, Texas Higher Education Finance Corporation
Revenue
(Uplift Education) Series A 6.00% 12/1/30	1,100,000	1,273,129
Connecticut State Health & Educational Facilities Authority
Revenue
(Yale University) Series A-1 5.00% 7/1/25	5,000,000	5,705,550
Henderson, Nevada Public Improvement Trust
(Touro College & University System) 5.50% 1/1/34	1,190,000	1,323,101
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 6.25% 6/15/20	865,000	929,417
Massachusetts State Development Finance Agency
Revenue
(Harvard University) Series B-1 5.25% 10/15/29	1,670,000	1,984,611

2      NQ-037 [11/14] 1/15 (13763)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Massachusetts State Health & Educational Facilities
Authority Revenue
(Massachusetts Institute of Technology) Series M
5.25% 7/1/20	3,000,000	$3,635,310
New York City Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/21	3,025,000	3,547,811
New York State Dormitory Authority
(Non State Supported Debt - Rockefeller University)
Series A 5.00% 7/1/27	1,055,000	1,221,194
(Touro College & University System) Series A
5.25% 1/1/34	1,360,000	1,518,957
Pennsylvania State Higher Educational Facilities Authority
Revenue
(Drexel University) Series A 5.25% 5/1/25	5,290,000	6,081,384
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University Project)
Series A 5.25% 10/1/27	2,020,000	2,245,977
Series C 5.25% 10/1/27	2,100,000	2,364,978
Troy, New York Capital Resource Corporation Revenue
(Rensselaer Polytechnic) Series B 5.00% 9/1/18	2,500,000	2,848,150
University of North Carolina at Chapel Hill
5.00% 12/1/31	3,490,000	3,885,696
University of Texas, Texas Permanent University Fund
Series B 5.00% 7/1/27	3,715,000	4,539,916
		50,562,173
Electric Revenue Bonds – 2.87%
California State Department of Water Resources
Series L 5.00% 5/1/17	1,200,000	1,332,108
California State Department Water Resources Power
Supply Revenue
Series L 5.00% 5/1/19	6,000,000	7,050,120
Series N 5.00% 5/1/21	3,580,000	4,354,211
City Public Service Board of San Antonio, Texas
5.00% 2/1/23	5,000,000	6,106,150
Rochester, Minnesota Electric Utilities Revenue
Series C 5.00% 12/1/18 (NATL-RE)	2,000,000	2,175,620
Southern Minnesota Municipal Power Agency
Series A 5.25% 1/1/17 (AMBAC)	300,000	329,580
		21,347,789
Healthcare Revenue Bonds – 8.97%
Berks County, Pennsylvania Hospital Authority Revenue
(Reading Hospital & Medical Center Project) Series A-3
5.25% 11/1/24	4,405,000	5,097,730

NQ-037 [11/14] 1/15 (13763)     3

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	2,250,000	$2,673,967
California Statewide Communities Development Authority
Revenue
(Kaiser Permanente) Series A 5.00% 4/1/19	5,325,000	6,203,093
City of Westminster, Maryland
(Lutheran Village Millers Grant)
Series B 4.875% 7/1/23	1,160,000	1,194,417
Series C 4.375% 7/1/21	1,175,000	1,192,613
Series D 3.875% 7/1/19	660,000	670,606
Dauphin County, Pennsylvania General Authority Health
System Revenue
(Pinnacle Health System Project) Series A 6.00% 6/1/29	3,400,000	4,013,666
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series A 6.375% 11/15/23	3,710,000	4,327,344
Minneapolis, Minnesota Revenue
(National Marrow Donor Program Project)
5.00% 8/1/16	4,720,000	4,977,240
5.00% 8/1/18	2,500,000	2,716,350
New York State Dormitory Authority Revenue Non State
Supported Debt
(Memorial Sloan-Kettering Cancer Center) Series 1
4.00% 7/1/21	1,600,000	1,810,432
(North Shore Long Island Jewish Health System)
Series A 5.00% 5/1/23	4,000,000	4,584,200
(Orange Regional Medical Center) 6.50% 12/1/21	2,000,000	2,247,640
North Carolina Medical Care Commission Health Care
Facilities Revenue
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	780,000	811,980
Ohio State Higher Educational Facilities Commission
Revenue
(Cleveland Clinic Health System Obligation Group)
Series A 5.00% 1/1/17	2,000,000	2,185,040
Series A 5.00% 1/1/18	1,000,000	1,127,830
Onondaga, New York Civic Development Corporation
Revenue
(St. Joseph’s Hospital Health Center Project)
5.00% 7/1/25	1,000,000	1,060,040
Palm Beach County, Florida Health Facilities Authority
Revenue
(Sinai Residences Boca Raton Project-Entrance Fee)
Series B 6.25% 6/1/23	950,000	1,043,205
Series C 6.00% 6/1/21	1,000,000	1,089,110

4     NQ-037 [11/14] 1/15 (13763)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority
Health System Revenue
(Albert Einstein Healthcare) Series A 6.25% 10/15/23	670,000	$782,433
Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
Series A 4.00% 11/15/30 ●	3,800,000	4,242,358
Series C 4.50% 11/15/38 ●	2,540,000	2,949,092
Southwestern Illinois Development Authority
(Memorial Group) 7.125% 11/1/30	2,190,000	2,560,001
St. Louis Park, Minnesota Health Care Facilities Revenue
(Nicollet Health Services) Series C 5.50% 7/1/18	4,240,000	4,778,480
St. Mary Hospital Authority, Pennsylvania Health System
Revenue
(Catholic Health East) Series A 5.25% 11/15/16	1,200,000	1,204,944
St. Paul, Minnesota Housing & Redevelopment Authority
Hospital Revenue
(Health East Project) 6.00% 11/15/25	1,000,000	1,039,810
		66,583,621
Housing Revenue Bonds – 0.27%
Williston City, North Dakota
(Eagle Crest Apartments, LLC Project) 6.25% 9/1/23	1,880,000	1,967,458
		1,967,458
Lease Revenue Bonds – 4.13%
California Statewide Communities Development Authority
Revenue
(California Statewide Inland Regulatory Control Project)
5.25% 12/1/27	3,605,000	3,806,772
(Lancer Plaza Project) 5.125% 11/1/23	785,000	843,694
Idaho Building Authority Revenue
(Health & Welfare Project) Series A 5.00% 9/1/24	2,800,000	3,433,948
Los Angeles County, California
(Disney Concert Hall Parking)
5.00% 9/1/22	1,100,000	1,327,095
5.00% 3/1/23	2,395,000	2,890,525
Minnesota State General Fund Revenue
Series A 5.00% 6/1/27	3,265,000	3,886,656
New Jersey Economic Development Authority
(School Facilities Construction) Series EE 5.00% 9/1/18	2,485,000	2,792,345
New York Liberty Development Revenue
(Class 2-3 World Trade Center Project) 144A
5.15% 11/15/34 #	4,665,000	4,849,221

NQ-037 [11/14] 1/15 (13763)     5

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II) 5.00% 10/1/23 (AMT)	2,870,000	$2,854,617
(Senior Obligation Group) Series B 5.00% 7/1/22 (AMT)	3,610,000	3,988,436
		30,673,309
Local General Obligation Bonds – 6.30%
Chesterfield County, Virginia
Series B 5.00% 1/1/22 (State Aid Withholding)	4,070,000	4,950,015
Chicago, Illinois Modern Schools Across Chicago
Series J 5.00% 12/1/23 (AMBAC)	2,865,000	2,998,881
Conroe, Texas Independent School District
5.00% 2/15/25 (PSF)	3,865,000	4,528,814
Fort Worth, Texas Independent School District
(School Building) 5.00% 2/15/27 (PSF)	2,000,000	2,420,140
Henrico County, Virginia Refunding Public Improvement
5.00% 7/15/19	4,000,000	4,707,760
5.00% 7/15/20	5,615,000	6,733,115
Houston, Texas Refunding & Public Improvement
Series A 5.25% 3/1/28	5,000,000	5,641,450
New York City, New York
Series A-1 5.00% 8/1/19	3,500,000	3,894,975
Series E 5.00% 8/1/23	3,685,000	4,451,775
Series G 5.25% 8/1/15	5,000	5,022
Subseries D-1 5.00% 10/1/30	4,000,000	4,683,560
Town of Greenwich, Connecticut
4.00% 1/15/17	1,670,000	1,796,202
		46,811,709
Pre-Refunded/Escrowed to Maturity Bonds – 4.00%
Arizona Water Infrastructure Finance Authority Revenue
(Water Quality) Series A 5.00% 10/1/21-18§	2,430,000	2,813,308
Bay Area, California Toll Bridge Authority Revenue
(San Francisco Bay Area) Series F1 5.00% 4/1/34-18§	1,665,000	1,901,663
California State Economic Recovery
Series A 5.25% 7/1/21-19§	1,740,000	2,076,673
Fairfax County, Virginia Public Improvement Revenue
Series A 5.00% 4/1/20-18 (State Aid Withholding)§	10,000,000	11,414,200
Maryland State & Local Facilities Loan Capital
Improvement
First Series 5.00% 3/15/19-17§	3,675,000	4,054,958
Second Series 5.00% 8/1/17-16§	2,740,000	2,953,775
Massachusetts State Water Pollution Abatement Trust
5.00% 8/1/16	2,170,000	2,338,175

6     NQ-037 [11/14] 1/15 (13763)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Missouri State Highways & Transportation Commission
State Road Revenue
(Second Lien) 5.25% 5/1/23-17§	1,940,000	$2,160,442
		29,713,194
Resource Recovery Revenue Bonds – 0.21%
Jefferson County, New York Industrial Development
Agency Solid Waste Disposal Revenue
(Green Bond)
4.75% 1/1/20 (AMT)	555,000	557,242
5.25% 1/1/24 (AMT)	510,000	513,310
Pennsylvania Economic Development Financing Authority
Resource Recovery Revenue
(Subordinate Colver Project) Series G
5.125% 12/1/15 (AMT)	450,000	458,775
		1,529,327
Special Tax Revenue Bonds – 16.05%
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated
Series B 5.00% 9/1/16	500,000	508,040
Brooklyn Arena Local Development, New York Pilot
Revenue
(Barclays Center Project) 6.50% 7/15/30	5,500,000	6,552,975
California State Economic Recovery
Series A 5.25% 7/1/21	1,000,000	1,176,480
Dallas, Texas Convention Center Hotel Development
Revenue
Series A 5.00% 1/1/24	3,420,000	3,823,252
Series A 5.25% 1/1/23	5,375,000	6,061,280
Delaware Transportation Authority
Series A 5.00% 7/1/17	5,475,000	6,109,333
Ernest N Morail-New Orleans, Louisiana Exhibition Hall
Authority Special Tax Revenue
5.00% 7/15/26	6,160,000	7,065,397
Guam Government Limited Obligation Revenue
(Section 30)
Series A 5.375% 12/1/24	1,750,000	1,933,085
Series A 5.625% 12/1/29	1,125,000	1,240,200
Louisiana State Citizens Property Insurance Corporation
Assessment Revenue
Series C-2 6.75% 6/1/26 (ASSURED GTY)	6,350,000	7,468,933
New Jersey State Economic Development Authority
Revenue
5.00% 6/15/22	1,750,000	2,009,753

NQ-037 [11/14] 1/15 (13763)      7

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New Jersey State Economic Development Authority
Revenue
5.00% 6/15/23	1,250,000	$1,423,187
(School Facilities Construction) Series AA
5.50% 12/15/29	4,580,000	5,084,853
New Jersey State Transportation Trust Fund Authority
Series B 5.50% 6/15/31	7,310,000	8,438,225
New York City, New York Transitional Finance Authority
Future Tax Secured
5.00% 11/1/23	2,865,000	3,522,603
Subseries A-1 5.00% 11/1/20	2,860,000	3,422,962
Subseries C 5.00% 11/1/27	4,150,000	4,959,831
Subseries E-1 5.00% 2/1/26	4,020,000	4,786,694
New York State Local Government Assistance Corporation
Subordinate Lien
Series A 5.00% 4/1/17	8,615,000	9,507,859
Series A 5.00% 4/1/20	3,360,000	3,983,750
New York State Urban Development Corporation
(Service Contract) Series A-1 5.00% 1/1/18	5,785,000	6,533,984
Oregon State Lottery
Series C 5.00% 4/1/24	3,550,000	4,406,295
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	1,006,440
St. Joseph, Missouri Industrial Development Authority Tax
Increment Revenue
(Shoppes at North Village Project) Series B
5.375% 11/1/23 @	880,000	881,065
State of Nevada
5.00% 6/1/17	2,245,000	2,495,901
Texas Public Finance Authority
(Assessment - Unemployment Compensation)
5.00% 1/1/17	2,900,000	3,175,993
Texas State Transportation Commission Highway Fund
Revenue
(First Tier) 5.00% 4/1/18	1,700,000	1,870,850
Virginia Commonwealth Transportation Board
(Gans-Garvee) 5.00% 3/15/24	6,500,000	7,833,150
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Capital Appreciation - Sales Tax Subordinate Lien)
6.07% 6/1/21 ^	2,655,000	1,871,138
		119,153,508

8     NQ-037 [11/14] 1/15 (13763)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
State General Obligation Bonds – 18.57%
California State
5.00% 2/1/17	840,000	$921,749
5.00% 2/1/20	4,250,000	5,019,590
California State Various Purposes
5.00% 10/1/18	5,000,000	5,777,400
5.00% 11/1/19	5,245,000	6,202,055
5.00% 10/1/24	2,935,000	3,632,943
5.25% 9/1/28	7,750,000	9,213,200
Connecticut State
Series C 5.00% 11/1/24	2,000,000	2,284,520
Series E 5.00% 12/15/17	1,230,000	1,343,172
Georgia State
Series A-1 5.00% 2/1/24	5,000,000	6,245,900
Series B 5.00% 7/1/17	4,810,000	5,363,342
Hawaii State
Series EH 5.00% 8/1/19	7,500,000	8,821,575
Louisiana State
Series A 5.00% 8/1/21	6,655,000	8,026,263
Maryland State & Local Facilities Loan Capital
Improvement
Series B 5.00% 3/1/18	1,930,000	2,196,359
Minnesota State
(Various Purpose)
Series A 5.00% 8/1/19	2,020,000	2,377,803
Series F 5.00% 10/1/22	8,000,000	9,836,320
Mississippi State
Series A 5.00% 10/1/17	4,860,000	5,463,029
New Jersey State
Series Q 5.00% 8/15/19	7,220,000	8,368,558
New York State
Series A 5.00% 2/15/28	5,000,000	5,858,350
North Carolina State Public Improvement
Series A 5.00% 5/1/22	2,625,000	3,129,919
Oregon State
Series L 5.00% 5/1/26	6,000,000	7,086,300
Pennsylvania State
Second Series 5.00% 7/1/20	2,300,000	2,722,096
State of Tennessee
Series A 4.00% 8/1/17	2,355,000	2,570,859
State of Washington
(Various Purposes)
Series A 5.00% 7/1/16	1,000,000	1,074,820

NQ-037 [11/14] 1/15 (13763)      9

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
State of Washington
(Various Purposes)
Series R - 2010A 5.00% 1/1/17	1,310,000	$1,434,083
Series 2015-A-1 5.00% 8/1/30	3,595,000	4,249,398
State of Washington Motor Vehicle Fuel Tax
Series B 5.00% 7/1/16	4,250,000	4,567,985
Texas State
(Transportation Commission Highway) 5.00% 4/1/29	4,300,000	5,168,686
Virginia State
Series B 5.00% 6/1/23	2,000,000	2,273,760
Series D 5.00% 6/1/19	5,715,000	6,707,810
		137,937,844
Transportation Revenue Bonds – 15.26%
Broward County, Florida Airport System Revenue
Series O 5.375% 10/1/29	2,000,000	2,292,040
Chicago, Illinois O’Hare International Airport Revenue
General-Airport-Third Lien
Series C 5.25% 1/1/28	2,150,000	2,430,425
Dallas-Fort Worth, Texas International Airport Revenue
Series A 5.00% 11/1/22	680,000	738,092
Houston, Texas Airports Commission Revenue Series B
5.00% 7/1/25	1,000,000	1,159,630
5.00% 7/1/26	3,000,000	3,467,010
Idaho Housing & Finance Association Grant Revenue
(Antic Federal Highway Transportation) Series A
5.25% 7/15/21 (ASSURED GTY)	2,760,000	3,122,581
Louisiana State Highway Improvement Revenue
Series A 5.00% 6/15/29	5,195,000	6,163,348
Maryland State Economic Development Corporation
Revenue
(Transportation Facilities Project) Series A
5.375% 6/1/25	2,535,000	2,780,565
Memphis-Shelby County, Tennessee Airport Authority
Revenue
Series D 5.00% 7/1/24	4,110,000	4,714,663
Metropolitan, New York Transportation Authority Revenue
Series 2008C 6.50% 11/15/28	2,860,000	3,452,163
Series A 5.00% 11/15/18	2,500,000	2,885,325
Minneapolis - St. Paul, Minnesota Metropolitan Airports
Commission
Series A 5.00% 1/1/22 (AMBAC)	5,000,000	5,438,500
New York State Thruway Authority Revenue
Series A 5.00% 5/1/19	7,265,000	8,398,631

10     NQ-037 [11/14] 1/15 (13763)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York State Thruway Authority Revenue
Series J 5.00% 1/1/27	5,705,000	$6,804,639
North Texas Tollway Authority Revenue (First Tier)
Series A 6.00% 1/1/20	3,925,000	4,521,600
Series E-3 5.75% 1/1/38 ●	3,750,000	3,956,213
(Special Projects System) Series A 5.00% 9/1/17	1,000,000	1,119,430
Pennsylvania State Turnpike Commission Revenue
Series A 5.25% 12/1/20 (AMBAC)	1,230,000	1,230,529
Subordinate Series A-1 5.00% 12/1/29	3,590,000	4,118,125
Phoenix, Arizona Civic Improvement Corporation Airport
Revenue
(Junior Lien) Series A 5.00% 7/1/26	7,500,000	8,588,550
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) 6.50% 12/1/28	8,300,000	8,741,892
Sacramento County, California Airport System Revenue
5.00% 7/1/24	1,425,000	1,652,957
(PFC/Grant) Series D 5.50% 7/1/28	2,020,000	2,292,761
San Francisco, California City & County Airports
Commission
Series D 5.00% 5/1/25	2,000,000	2,346,280
San Jose, California Airport Revenue
Series B 5.00% 3/1/28	645,000	751,128
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1
6.125% 7/1/24	3,780,000	4,449,514
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien Revenue
(LBJ Infrastructure) 7.50% 6/30/33	3,625,000	4,508,086
(Mobility Partners)
7.00% 12/31/38 (AMT)	3,750,000	4,657,163
7.50% 12/31/31	3,765,000	4,602,713
Triborough, New York Bridge & Tunnel Authority Revenue
Series A 5.00% 11/15/17	1,720,000	1,935,912
		113,320,465
Water & Sewer Revenue Bonds – 4.82%
Arizona State Water Infrastructure Finance Authority
Revenue
(Water Quality) Series A 5.00% 10/1/20	1,500,000	1,800,675
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.00% 11/1/25	2,925,000	3,539,777
Series B 5.50% 11/1/23 (AGM)	3,000,000	3,499,200

NQ-037 [11/14] 1/15 (13763) 11

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
California State Department of Water Resources Center
Valley Project
Series AS 5.00% 12/1/29	2,695,000	$3,289,652
New York City, New York Municipal Water Finance
Authority Water & Sewer System
5.00% 6/15/21 (AMBAC)	1,180,000	1,182,726
New York State Environmental Facilities Corporation
Revenue
(State Clean Water & Drinking Water Revolving
Foundation)
Series A 5.00% 6/15/22	1,405,000	1,600,155
Series D 5.00% 9/15/23	3,360,000	3,745,090
Portland, Oregon Sewer System Revenue (First Lien)
Series A 5.00% 6/15/18	4,000,000	4,584,600
Sacramento, California Water Revenue
5.00% 9/1/26	3,160,000	3,783,784
San Francisco, California City & County Public Utilities
Commission
Series A 5.00% 11/1/27	7,430,000	8,769,703
		35,795,362
Total Municipal Bonds (cost $678,345,813)		730,207,402

Total Value of Securities – 98.33%
(cost $678,345,813)		730,207,402

Receivables and Other Assets Net of Liabilities – 1.67%		12,428,359
Net Assets – 100.00%		$742,635,761

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2014, the aggregate value of Rule 144A securities was $4,849,221, which represents 0.65% of the Fund’s net assets.

@	Illiquid security. At Nov. 30, 2014, the aggregate value of illiquid securities was $881,065, which represents 0.12% of the Fund’s net assets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of Nov. 30, 2014. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

12      NQ-037 [11/14] 1/15 (13763)

(Unaudited)

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
NATL-RE – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund

NQ-037 [11/14] 1/15 (13763)     13

Notes
Delaware Tax-Free USA Intermediate Fund	November 30, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Tax Free Fund – Delaware Tax-Free USA Intermediate Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

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(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2014:

Level 2
Municipal Bonds	$730,207,402

During the period ended Nov. 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Nov. 30, 2014, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-037 [11/14] 1/15 (13763)     15

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: